Taxes - Schedule of Reconciles China Statutory Rates (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reconciles China Statutory Rates [Abstract]
PRC statutory rates	25.00%	25.00%
Preferential tax rates	0.10%	(1.90%)
R&D credits	0.60%	1.20%
Change in valuation allowance and others	(16.30%)	(23.30%)
Effective tax rate	9.40%	1.00%